NON-CURRENT ASSETS – LOAN TO A RELATED PARTY, NET (Details Narrative)	Dec. 31, 2024 USD ($)
Maxwill 2023 Loan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Note receivable	$ 6,291,237